Condensed Financial Statements of Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 240,351	$ 37,716	¥ 494,475	¥ 347,817
Short-term investments	343,017	53,827	391,033
Prepayments and other current assets	172,877	27,128	365,109
Total current assets	1,862,509	292,268	2,472,316
Other non-current assets	4,809	753	148,091
Long-term Investment	1,416	222	82,889
Total non-current assets	217,966	34,203	443,542
Total assets	2,080,475	326,471	2,915,858
Current liabilities
Total current liabilities	3,263,673	512,140	1,885,990
Non-current liabilities:
Convertible loan			1,174,868
Other non-current liabilities	1,733	272	4,256
Non-current liabilities	34,140	5,357	1,221,705
Total liabilities	3,297,813	517,497	3,107,695
Shareholders' deficit:
Additional paid-in capital	4,979,353	781,369	4,784,315
Treasury stock (US$0.0001 par value; 7,490,634 and 4,441,353 shares as of December 31, 2020 and December 31, 2021, respectively)	142,229	22,319	142,229
Accumulated other comprehensive loss	129,010	20,245	84,320
Accumulated deficit	(7,355,700)	(1,154,276)	(6,007,227)
Total shareholders' deficit	(2,389,556)	(374,973)	(1,285,363)	¥ (705,344)	¥ 1,511,233
Total liabilities, mezzanine equity and shareholders' deficit	2,080,475	326,471	2,915,858
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26	4	23
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	24	4	24
Parent Company
Current assets:
Cash and cash equivalents	19,633	3,081	1,933
Short-term investments
Amount due from subsidiaries and VIEs of the Company	3,521,857	552,656	3,612,625
Prepayments and other current assets	4,605	723	3,619
Total current assets	3,546,095	556,460	3,618,177
Other non-current assets	2,645	415	4,266
Long-term Investment			27,589
Total non-current assets	2,645	415	31,855
Total assets	3,548,740	556,875	3,650,032
Current liabilities
Accrued expenses and other current liabilities	3,312	519	2,512
Amounts due to subsidiaries and VIEs of the Company	281,201	44,127	153,504
Convertible loan - current	1,182,963	185,633
Total current liabilities	1,467,476	230,279	156,016
Non-current liabilities:
Convertible loan			1,174,868
Other non-current liabilities	1,733	272	4,256
Investment deficit of subsidiaries and VIEs	4,469,087	701,297	3,595,666
Non-current liabilities	4,470,820	701,569	4,774,790
Total liabilities	5,938,296	931,848	4,930,806
Shareholders' deficit:
Additional paid-in capital	4,979,353	781,369	4,784,315
Treasury stock (US$0.0001 par value; 7,490,634 and 4,441,353 shares as of December 31, 2020 and December 31, 2021, respectively)	(142,229)	(22,319)	(142,229)
Accumulated other comprehensive loss	129,010	20,245	84,320
Accumulated deficit	(7,355,740)	(1,154,276)	(6,007,227)
Total shareholders' deficit	(2,389,556)	(374,973)	(1,280,774)
Total liabilities, mezzanine equity and shareholders' deficit	3,548,740	556,875	3,650,032
Parent Company | Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26	4	23
Parent Company | Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24	$ 4	¥ 24